Quarterly Holdings Report

for

Fidelity® Momentum Factor ETF

October 31, 2019

T21-QTLY-1219

1.9880055.103

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
COMMUNICATION SERVICES – 9.9%
Diversified Telecommunication Services – 1.5%
Verizon Communications, Inc.	29,633	$1,791,907

Entertainment – 2.0%
The Walt Disney Co.	12,099	1,571,902
Zynga, Inc. Class A (a)	112,092	691,608

		2,263,510

Interactive Media & Services – 2.8%
Facebook, Inc. Class A (a)	13,528	2,592,641
Twitter, Inc. (a)	19,500	584,415

		3,177,056

Media – 3.6%
Cable One, Inc.	596	789,920
Charter Communications, Inc. Class A (a)	2,516	1,177,136
Comcast Corp. Class A	34,874	1,563,053
Sinclair Broadcast Group, Inc. Class A	14,081	560,987

		4,091,096

TOTAL COMMUNICATION SERVICES		11,323,569

CONSUMER DISCRETIONARY – 10.3%
Hotels, Restaurants & Leisure – 3.2%
Chipotle Mexican Grill, Inc. (a)	711	553,272
Hilton Worldwide Holdings, Inc.	6,257	606,679
McDonald’s Corp.	5,434	1,068,868
Starbucks Corp.	10,053	850,081
Yum! Brands, Inc.	5,379	547,098

		3,625,998

Internet & Direct Marketing Retail – 3.1%
Amazon.com, Inc. (a)	1,968	3,496,467

Multiline Retail – 0.7%
Dollar General Corp.	4,713	755,683

Specialty Retail – 1.9%
AutoZone, Inc. (a)	538	615,676
The Home Depot, Inc.	6,810	1,597,490

		2,213,166

Textiles, Apparel & Luxury Goods – 1.4%
Lululemon Athletica, Inc. (a)	3,033	619,551
NIKE, Inc. Class B	10,977	982,990

		1,602,541

TOTAL CONSUMER DISCRETIONARY		11,693,855

CONSUMER STAPLES – 7.1%
Beverages – 2.1%
PepsiCo, Inc.	8,610	1,181,034
The Coca-Cola Co.	22,750	1,238,282

		2,419,316

Food & Staples Retailing – 1.7%
Costco Wholesale Corp.	3,122	927,577
Walmart, Inc.	9,057	1,062,024

		1,989,601

	Shares	Value
Food Products – 1.0%
Mondelez International, Inc. Class A	12,650	$663,492
The Hershey Co.	2,939	431,651

		1,095,143

Household Products – 1.8%
Church & Dwight Co., Inc.	5,842	408,590
The Procter & Gamble Co.	13,434	1,672,667

		2,081,257

Personal Products – 0.5%
The Estee Lauder Cos., Inc. Class A	2,869	534,409

TOTAL CONSUMER STAPLES		8,119,726

ENERGY – 4.2%
Oil, Gas & Consumable Fuels – 4.2%
Cabot Oil & Gas Corp.	19,493	363,350
Cheniere Energy, Inc. (a)	6,144	378,163
Chevron Corp.	10,630	1,234,568
Exxon Mobil Corp.	22,077	1,491,743
Kinder Morgan, Inc.	24,036	480,239
ONEOK, Inc.	6,385	445,865
The Williams Cos., Inc.	18,023	402,093

TOTAL ENERGY		4,796,021

FINANCIALS – 13.7%
Banks – 2.1%
JPMorgan Chase & Co.	19,345	2,416,577

Capital Markets – 3.6%
CME Group, Inc.	4,826	992,949
Federated Investors, Inc. Class B	20,184	644,677
MarketAxess Holdings, Inc.	2,130	785,097
MSCI, Inc.	3,331	781,319
S&P Global, Inc.	3,627	935,730

		4,139,772

Consumer Finance – 0.9%
American Express Co.	8,238	966,153

Diversified Financial Services – 2.1%
Berkshire Hathaway, Inc. Class B (a)	11,336	2,409,807

Insurance – 5.0%
Aflac, Inc.	15,922	846,414
Aon PLC	4,528	874,628
Arthur J Gallagher & Co.	8,225	750,284
Cincinnati Financial Corp.	6,946	786,357
Marsh & McLennan Cos., Inc.	8,924	924,705
The Progressive Corp.	10,788	751,924
Willis Towers Watson PLC	3,961	740,311

		5,674,623

TOTAL FINANCIALS		15,606,932

HEALTH CARE – 13.7%
Biotechnology – 1.3%
Exact Sciences Corp. (a)	8,247	717,489

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Common Stocks – continued

	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Ionis Pharmaceuticals, Inc. (a)	14,009	$780,581

		1,498,070

Health Care Equipment & Supplies – 4.5%
Abbott Laboratories	17,609	1,472,289
Danaher Corp.	8,931	1,230,870
Edwards Lifesciences Corp. (a)	4,989	1,189,278
Stryker Corp.	5,449	1,178,455

		5,070,892

Health Care Technology – 0.7%
Veeva Systems, Inc. Class A (a)	5,899	836,655

Life Sciences Tools & Services – 1.3%
Thermo Fisher Scientific, Inc.	4,847	1,463,697

Pharmaceuticals – 5.9%
Eli Lilly & Co.	11,602	1,322,048
Johnson & Johnson	17,782	2,347,936
Merck & Co., Inc.	21,241	1,840,745
Zoetis, Inc.	9,647	1,234,044

		6,744,773

TOTAL HEALTH CARE		15,614,087

INDUSTRIALS – 9.5%
Aerospace & Defense – 2.2%
HEICO Corp.	5,124	631,994
Lockheed Martin Corp.	2,811	1,058,848
TransDigm Group, Inc.	1,562	822,049

		2,512,891

Commercial Services & Supplies – 1.4%
Republic Services, Inc.	8,285	725,021
Waste Management, Inc.	7,220	810,156

		1,535,177

Industrial Conglomerates – 1.7%
Honeywell International, Inc.	6,850	1,183,200
Roper Technologies, Inc.	2,237	753,780

		1,936,980

Machinery – 1.3%
Ingersoll-Rand PLC	6,353	806,132
Woodward, Inc.	6,065	646,893

		1,453,025

Professional Services – 1.2%
CoStar Group, Inc. (a)	1,227	674,261
Verisk Analytics, Inc.	4,941	714,963

		1,389,224

Road & Rail – 1.7%
Norfolk Southern Corp.	4,606	838,292
Union Pacific Corp.	6,649	1,100,143

		1,938,435

TOTAL INDUSTRIALS		10,765,732

	Shares	Value
INFORMATION TECHNOLOGY – 21.0%
Communications Equipment – 1.5%
Cisco Systems, Inc.	34,962	$1,661,044

IT Services – 7.9%
Euronet Worldwide, Inc. (a)	6,258	876,558
Mastercard, Inc. Class A	7,200	1,993,032
Okta, Inc. (a)	7,611	830,132
PayPal Holdings, Inc. (a)	13,480	1,403,268
Twilio, Inc. Class A (a)(b)	7,424	716,861
VeriSign, Inc. (a)	4,928	936,419
Visa, Inc. Class A	12,526	2,240,400

		8,996,670

Semiconductors & Semiconductor Equipment – 2.0%
Broadcom, Inc.	4,987	1,460,443
Xilinx, Inc.	9,470	859,308

		2,319,751

Software – 9.6%
Alteryx, Inc. Class A (a)(b)	7,456	682,224
Atlassian Corp. PLC Class A (a)	7,118	859,783
Cadence Design Systems, Inc. (a)	14,247	931,041
Coupa Software, Inc. (a)	7,244	995,978
Microsoft Corp.	38,581	5,531,358
ServiceNow, Inc. (a)	4,252	1,051,350
Workday, Inc. Class A (a)	5,356	868,529

		10,920,263

TOTAL INFORMATION TECHNOLOGY		23,897,728

MATERIALS – 2.7%
Chemicals – 1.8%
Air Products & Chemicals, Inc.	1,628	347,187
Ecolab, Inc.	1,858	356,866
Linde PLC	3,101	615,084
PPG Industries, Inc.	2,383	298,161
The Sherwin-Williams Co.	653	373,725

		1,991,023

Construction Materials – 0.2%
Vulcan Materials Co.	1,738	248,308

Containers & Packaging – 0.4%
Ball Corp.	3,561	249,163
Crown Holdings, Inc. (a)	3,055	222,526

		471,689

Metals & Mining – 0.3%
Newmont Goldcorp Corp.	7,765	308,504

TOTAL MATERIALS		3,019,524

REAL ESTATE – 4.2%
Equity Real Estate Investment Trusts (REITs) – 4.2%
American Tower Corp.	2,532	552,179
Americold Realty Trust	5,225	209,470
AvalonBay Communities, Inc.	1,305	284,046
Crown Castle International Corp.	2,830	392,776

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Equity Lifestyle Properties, Inc.	3,104	$217,094
Equity Residential	3,392	300,735
Essex Property Trust, Inc.	763	249,600
Healthpeak Properties, Inc.	6,500	244,530
Medical Properties Trust, Inc.	10,119	209,767
Prologis, Inc.	4,451	390,620
Realty Income Corp.	3,429	280,458
SBA Communications Corp.	1,069	257,255
Sun Communities, Inc.	1,481	240,885
UDR, Inc.	4,381	220,145
Ventas, Inc.	3,715	241,846
Welltower, Inc.	3,445	312,427
WP Carey, Inc.	2,409	221,772

TOTAL REAL ESTATE		4,825,605

UTILITIES – 3.6%
Electric Utilities – 2.6%
American Electric Power Co., Inc.	4,896	462,133
Entergy Corp.	3,143	381,812
Exelon Corp.	9,700	441,253
NextEra Energy, Inc.	3,179	757,683
The Southern Co.	8,722	546,520
Xcel Energy, Inc.	6,305	400,431

		2,989,832

Multi-Utilities – 0.7%
Ameren Corp.	4,306	334,576
WEC Energy Group, Inc.	4,197	396,197

		730,773

Water Utilities – 0.3%
American Water Works Co., Inc.	2,903	357,853

TOTAL UTILITIES		4,078,458

TOTAL COMMON STOCKS (Cost $108,179,707)		113,741,237

Money Market Funds – 0.6%

	Shares	Value
Fidelity Cash Central Fund, 1.83% (c)	61,792	$61,804
Fidelity Securities Lending Cash Central Fund, 1.84% (c)(d)	1,822,463	671,086

TOTAL MONEY MARKET FUNDS (Cost $732,918)		732,890

TOTAL INVESTMENT IN SECURITIES – 100.5% (Cost $108,912,625)		114,474,127

NET OTHER ASSETS (LIABILITIES) (e) – (0.5%)		(581,917)

NET ASSETS – 100.0%		$113,892,210

Legend

(a)	Non-income producing.

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

(e)	Includes $6,300 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts

Purchased	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Equity Index Contract
CME E-mini S&P 500 Index Future Contracts	1	December 2019	$151,790	$1,096	$1,096

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Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$564

Fidelity Securities Lending Cash Central Fund	248

Total	$812

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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